Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits
Schedule of defined benefit plans

	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$225.0	$234.7
Service cost	10.5	9.3
Interest cost	1.8	1.8
Actuarial (gain) loss	24.4	(1.6)
Benefits paid	(18.5)	(19.8)
Foreign currency exchange rate changes and other adjustments	15.4	0.6
Benefit obligation at end of year	258.6	225.0
Change in plan assets:
Fair value of plan assets at beginning of year	123.7	127.4
Actual return on plan assets	13.3	(1.4)
Employer contribution	3.9	15.3
Benefits paid	(18.5)	(19.8)
Foreign currency exchange rate changes and other adjustments	9.1	2.2
Fair value of plan assets at end of year	131.5	123.7
Funded status	(127.1)	(101.3)
Unrecognized net actuarial loss	29.1	17.2
Unrecognized prior service cost	0.7	0.6
Net amount recognized	$(97.3)	$(83.5)
Amounts recognized in the combined balance sheet consisted of:
Noncurrent assets	$2.4	$3.0
Other current liabilities	(0.3)	(0.3)
Accrued retirement benefits	(129.2)	(104.0)
Accumulated other comprehensive loss before income taxes	29.8	17.8
Net amount recognized	$(97.3)	$(83.5)

Schedule of components of accumulated other comprehensive loss to be recognized as components of net periodic benefit cost

Unrecognized net actuarial loss	$1.7
Unrecognized prior service cost	0.1
Total	$1.8

Schedule of weighted-average assumptions related to these pension plans

(Percents)	2017	2016	2015
Discount rate for benefit obligation	1.1%	1.0%	1.0%
Discount rate for net benefit costs	1.0	1.0	1.2
Rate of compensation increase for benefit obligation	2.1	3.1	3.0
Rate of compensation increase for net benefit costs	3.1	3.0	2.0
Expected return on plan assets for net benefit costs	4.4	4.9	4.4

Schedule of benefit payments, which reflect expected future service

	2018	2019	2020	2021	2022	2022‑2026
Benefit payments	$5.5	$6.0	$6.0	$6.1	$6.3	$33.8

Schedule of pension plans with projected benefit obligations in excess of plan assets

	2017	2016
Projected benefit obligation	$251.6	$218.7
Fair value of plan assets	121.8	114.4

Schedule of defined benefit pension plans with accumulated benefit obligations in excess of plan assets

	2017	2016
Accumulated benefit obligation	$223.1	$180.6
Fair value of plan assets	121.8	114.4

Schedule of net pension expense related to these plans

	2017	2016	2015
Service cost	$10.5	$9.3	$8.4
Interest cost	1.8	1.8	2.9
Expected return on plan assets	(2.4)	(3.4)	(4.5)
Amortization of prior service cost	0.1	0.1	—
Amortization of net actuarial loss	1.4	1.0	0.3
Net pension expense	$11.4	$8.8	$7.1

Schedule of amounts recognized for these plans in other comprehensive loss

	2017	2016	2015
Actuarial loss arising during period	$(17.0)	$(6.1)	$(13.9)
Amortization of prior service cost included in net loss	0.1	0.1	—
Amortization of net actuarial loss included in net loss	1.4	1.0	0.3
Foreign currency exchange rate changes and other	3.5	3.0	0.3
Total other comprehensive loss during period	$(12.0)	$(2.0)	$(13.3)

Schedule of pension plan assets category

The fair values of these pension plan assets as of December 31, 2017 by asset category are as follows:

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable	Investments
		Identical Assets	Inputs	Inputs	Valued at Net
Asset Class	Total	(Level 1)	(Level 2	(Level 3)	Asset Value(1)
Public equity securities	$0.8	$0.6	$—	$—	$0.2
Fixed income:
Developed markets	29.9	8.2	0.1	—	21.6
Emerging markets	7.2	0.6	0.3	—	6.3
Private alternative investments:
Hedge funds	6.8	—	—	—	6.8
Equity‑like funds	52.7	—	—	—	52.7
Real estate	20.2	—	—	—	20.2
Other	13.9	0.1	0.1		13.7
Total	$131.5	$9.5	$0.5	$—	$121.5
(1)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The fair values of these pension plan assets as of December 31, 2016 by asset category are as follows:

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable	Investments
		Identical Assets	Inputs	Inputs	Valued at Net
Asset Class	Total	(Level 1)	(Level 2	(Level 3)	Asset Value(1)
Public equity securities	$46.2	$0.1	$—	$—	$46.1
Fixed income:
Developed markets	31.0	9.1	—	—	21.9
Emerging markets	5.6	—	—	—	5.6
Private alternative investments:
Hedge funds	6.4	—	—	—	6.4
Other	34.5	21.7	—	—	12.8
Total	$123.7	$30.9	$—	$—	$92.8
(1)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.